UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                                 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2005

             Check here if Amendment [ ]; Amendment Number: ______

                       This Amendment (Check only one.):

                              [ ] is a restatement.

                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

          Name:                 Burgundy Asset Management Ltd.

          Address:              181 Bay Street, Suite 4510
                                Bay Wellington Tower, BCE Place
                                Toronto, Ontario
                                M5J 2T3
          Form 13F File Number: 28-11129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                Name:   James Meadows
                Title:  Vice President
                Phone:  (416) 868-3570


                     Signature, Place, and Date of Signing:



/s/ James Meadows             Toronto, Ontario, Canada      November 9, 2005
___________________           ________________________      ______________
    [Signature]                   [City, State]                 [Date]




Report Type (Check only one):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number                 Name
28-
____________________                 ______________________________________

[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  88

Form 13F Information Table Value Total:  2,142,106
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


NONE

FORM 13F INFORMATION TABLE - SEPTEMBER 30, 2005



COLUMN 1                              COLUMN 2       COLUMN 3       COLUMN 4    COLUMN 5    COLUMN 6     COLUMN 7   COLUMN 8

                                      Title of                      Market      Total       Investment   Other      Voting
Name of Issuer                        Class          Cusip          Value       Shares      Decision     Managers   Authority
                                                                    (x$1000)
----------------------------------------------------------------------------------------------------------------------------------



Abercrombie & Fitch Co.               CL A           002896 20 7     19737       395920  SH  SOLE                     395920
ACE Cash Express, Inc.                COM            004403 10 1     19752      1012400  SH  SOLE                    1012400
Affiliated Computer Services Inc.     CL A           008190 10 0     63616      1165120  SH  SOLE                    1165120
Altria Group Inc.                     COM            02209S103       64787       878949  SH  SOLE                     878949
ANHEUSER BUSCH COS                    COM            035229 10 3        34          800  SH  SOLE                        800
Apria Healthcare Group Inc.           COM            037933 10 8     27075       848470  SH  SOLE                     848470
AutoNation Inc.                       COM            05329W102        1768        88550  SH  SOLE                      88550
Belo Corp.                            COM SER A      080555 10 5      1293        56560  SH  SOLE                      56560
Berkshire Hathaway Inc.               CL A           084670 10 8     41656          508  SH  SOLE                        508
Berkshire Hathaway Inc.               CL B           084670 20 7       929          340  SH  SOLE                        340
Bioscrip Inc.                         COM            09069N108       14753      2269620  SH  SOLE                    2269620
Boston Scientific Corporation         COM            101137 10 7     50832      2175100  SH  SOLE                    2175100
Briggs & Stratton Corporation         COM            109043 10 9     30448       880260  SH  SOLE                     880260
Cardinal Health Inc.                  COM            14149Y108       94247      1485615  SH  SOLE                    1485615
Career Education Corporation          COM            141665 10 9      1134        31890  SH  SOLE                      31890
Citigroup Financial Canada Inc.       COM            172967 10 1        73         1600  SH  SOLE                       1600
COMCAST CORP                          CL A SPL       20030N200           0            2  SH  SOLE                          2
CONAGRA FOODS INC                     COM            205887 10 2        50         2000  SH  SOLE                       2000
Corinthian Colleges Inc.              COM            218868 10 7     27802      2095100  SH  SOLE                    2095100
Digital Theater Systems Inc.          COM            23335C101       26707      1585952  SH  SOLE                    1585952
Deckers Outdoor Corporation           COM            243537 10 7     25576      1063000  SH  SOLE                    1063000
WALT DISNEY CO                        COM            254687 10 6        48         2000  SH  SOLE                       2000
Discovery Holding Class A             CL A           25468Y107        4704       326017  SH  SOLE                     326017
Dollar Financial Corporation          COM            256664 10 3      5405       451200  SH  SOLE                     451200
E*TRADE Financial Corporation         COM            269246 10 4      2245       127570  SH  SOLE                     127570
EMERSON ELEC CO                       COM            291011 10 4        72         1000  SH  SOLE                       1000
Federated Investors Inc.              CL B           314211 10 3      1738        52300  SH  SOLE                      52300
Fidelity National Financial, Inc.     COM            316326 10 7      1570        35260  SH  SOLE                      35260
First Data Corporation                COM            319963 10 4     47991      1199772  SH  SOLE                    1199772
Furniture Brands International Inc.   COM            360921 10 0     24534      1360750  SH  SOLE                    1360750
Arthur J. Gallagher & Co.             COM            363576 10 9     19636       681570  SH  SOLE                     681570
Gannett Co., Inc.                     COM            364730 10 1     25645       372581  SH  SOLE                     372581
Gladstone Investment Corporation      COM            376546 10 7     22099      1505373  SH  SOLE                    1505373
Global Imaging Systems, Inc.          COM            37934A100       39726      1166690  SH  SOLE                    1166690
Golden West Financial Corporation     COM            381317 10 6     47684       802890  SH  SOLE                     802890
Greenfield Online Inc                 COM            395150 10 5     13046      2398100  SH  SOLE                    2398100
HCC Insurance Holdings Inc.           COM            404132 10 2     43314      1518200  SH  SOLE                    1518200
HEWLETT PACKARD CO                    COM            428236 10 3        88         3000  SH  SOLE                       3000
Home Depot Inc.                       COM            437076 10 2     52719      1382244  SH  SOLE                    1382244
Hudson City Bancorp Inc.              COM            443683 10 7     73127      6145120  SH  SOLE                    6145120
IVCI CORP                             CL B           450704 10 1         0        10000  SH  SOLE                      10000
infoUSA Inc.                          COM            456818 30 1     21277      2003524  SH  SOLE                    2003524
INTEL CORP                            COM            458140 10 0        49         2000  SH  SOLE                       2000
Interactive Data Corporation          COM            45840J107       55429      2447200  SH  SOLE                    2447200
Interpublic Group of Companies, Inc.  COM            460690 10 0     44404      3814790  SH  SOLE                    3814790
J P MORGAN CHASE&CO                   COM            46625H100          68         2000  SH  SOLE                       2000
Jackson Hewitt Tax Service Inc.       COM            468202 10 6     32290      1350500  SH  SOLE                    1350500
Johnson & Johnson                     COM            478160 10 4     49890       788396  SH  SOLE                     788396
KKR Financial Corp.                   REIT           482476 30 6      4448       200000  SH  SOLE                     200000
K-Swiss Inc.                          CL A           482686 10 2     32610      1102804  SH  SOLE                    1102804
Kimberly-Clark Corporation            COM            494368 10 3        36          600  SH  SOLE                        600
Laboratory Corporation of
    America Holdings                  COM            50540R409        1525        31300  SH  SOLE                      31300
Liberty Media Corporation             COM SER A      530718 10 5     24227      3009582  SH  SOLE                    3009582
Liz Claiborne, Inc.                   COM            539320 10 1      1601        40720  SH  SOLE                      40720
M&T Bank Corporation                  COM            55261F104       35426       335124  SH  SOLE                     335124
Macrovision  Corporation              COM            555904 10 1     23981      1255550  SH  SOLE                    1255550
Marsh & McLennan Companies Inc.       COM            571748 10 2     91953      3025760  SH  SOLE                    3025760
McDonald's Corporation                COM            580135 10 1     52214      1559100  SH  SOLE                    1559100
Merck & Co., Inc.                     COM            589331 10 7      1801        66200  SH  SOLE                      66200
Merit Medical Systems, Inc.           COM            589889 10 4     28858      1626733  SH  SOLE                    1626733
Metrologic Instruments, Inc.          COM            591676 10 1     36422      2002300  SH  SOLE                    2002300
NBTY Inc.                             COM            628782 10 4     34128      1452270  SH  SOLE                    1452270
Nokia Corp.                           SPONSORED ADR  654902 20 4      9130       539900  SH  SOLE                     539900
NU Skin Enterprises Inc.              CL A           67018T105       21834      1146160  SH  SOLE                    1146160
Nutraceutical International
     Corporation                      COM            67060Y101       16132      1134490  SH  SOLE                    1134490
Pfizer Inc.                           COM            717081 10 3     52248      2092442  SH  SOLE                    2092442
Price T. Rowe Group                   COM            74144T108          29          450  SH  SOLE                        450
Quest Diagnostics Incorporated        COM            74834L100       24680       488330  SH  SOLE                     488330
RC2 Corporation                       COM            749388 10 4     47033      1393160  SH  SOLE                    1393160
RLI Corp.                             COM            749607 10 7     21938       474235  SH  SOLE                     474235
Renal Care Group Inc.                 COM            759930 10 0        38          800  SH  SOLE                        800
Rent-A-Center Inc.                    COM            76009N100         729        37765  SH  SOLE                      37765
Rewards Network Inc.                  COM            761557 10 7     17179      2515300  SH  SOLE                    2515300
Safenet Inc.                          COM            78645R107       31154       858000  SH  SOLE                     858000
School Specialty Inc.                 COM            807863 10 5     25356       519794  SH  SOLE                     519794
E.W. Scripps Company                  CL A           811054 20 4     26598       532288  SH  SOLE                     532288
Select Comfort Corporation            COM            81616X103       20578      1029950  SH  SOLE                    1029950
Stratasys, Inc.                       COM            862685 10 4     22661       763000  SH  SOLE                     763000
Tempur-Pedic International Inc.       COM            88023U101       34047      2875620  SH  SOLE                    2875620
3M Co.                                COM            88579Y101       49302       672050  SH  SOLE                     672050
Time Warner Inc.                      COM            887317 10 5     55687      3074929  SH  SOLE                    3074929
UST INC.                              COM            902911 10 6       209         5000  SH  SOLE                       5000
United Auto Group Inc.                COM            909440 10 9     29567       894880  SH  SOLE                     894880
Wal-Mart Stores, Inc.                 COM            931142 10 3     44635      1018600  SH  SOLE                    1018600
Wendy's International Inc.            COM            950590 10 9      1976        43770  SH  SOLE                      43770
Wesco Financial Corporation           COM            950817 10 6        34          100  SH  SOLE                        100
Wyeth                                 COM            983024 10 0     43175       933100  SH  SOLE                     933100
Yankee Candle Company Inc.            COM            984757 10 4     35858      1463580  SH  SOLE                    1463580




